Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2019
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Central Index Key	dei_EntityCentralIndexKey	0000357159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A